Share capital and reserves (Disclosure of number and weighted average remaining contractual life of outstanding share options) (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share	Dec. 31, 2022 Share	Dec. 31, 2021 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Share	3,237,000	3,391,500	2,710,000	2,330,500
Weighted average exercise price of options exercisable | $ / shares	$ 1.06
Weighted average remaining contractual life of options exercisable	2 years 6 months 21 days
Stock option 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	350,000
Weighted average exercise price of options exercisable | $ / shares	$ 0.82
Weighted average remaining contractual life of options exercisable	2 years 6 months 7 days
Stock option 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	500,000
Weighted average exercise price of options exercisable | $ / shares	$ 1
Weighted average remaining contractual life of options exercisable	2 years
Stock option 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	100,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.15
Weighted average remaining contractual life of options exercisable	5 months 23 days
Stock option 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	500,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.35
Weighted average remaining contractual life of options exercisable	9 months 10 days
Stock option 5 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	75,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.5
Weighted average remaining contractual life of options exercisable	1 year 1 month 9 days
Stock option 6 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	1,137,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.1
Weighted average remaining contractual life of options exercisable	3 years 10 months 17 days
Stock option 7 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	200,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.1
Weighted average remaining contractual life of options exercisable	3 years 11 months 1 day
Stock option 8 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	300,000
Weighted average exercise price of options exercisable | $ / shares	$ 0.7
Weighted average remaining contractual life of options exercisable	1 year 6 months 29 days
Stock option 9 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	75,000
Weighted average exercise price of options exercisable | $ / shares	$ 0.9
Weighted average remaining contractual life of options exercisable	2 years 10 months 20 days